UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
   Washington, D.C.  20549

   FORM 24F-2

   Annual Notice of Securities Sold
   Pursuant to Rule 24f-2

   ________________________________________________________

   1.   Name and address of issuer:

        Anchor National Life Insurance Company
        One SunAmerica Center
        Los Angeles, CA 90067-6022

   ________________________________________________________

   2.   Name of each series or class of securities for which
   this notice is filed (If the Form is being filed for all
   series and classes of securities of the issuer, check the
   box but do not list series or classes):     [   ]

        Variable Annuity Account Two





   ___________________________________________________________

   3.   Investment Company Act File Number:     811-8626

         Securities Act File Number:       33 - 81472
   ________________________________________________________

   4(a)   Last day of fiscal year for which this notice is
   filed:

             August 31, 1999

   ___________________________________________________________

   4(b)   [   ]    Check box if this Form is being filed late
   (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A2)

   Note: If the Form is being filed late, interest must be paid on the registration fee due.



   _______________________________________________________

   4(c)   [   ]    Check box if this is the last time the issuer
   will be filing this Form.


   _______________________________________________________


   5.     Calculation of registration fee:

           (i) Aggregate sale price of securities sold during the fiscal year pursuant to Section 24f-2:

                                           $1,178,835


      (ii)  Aggregate price of securities redeemed or
   repurchased               During the fiscal year:
   $(4,981,368)

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce
   Registration fees payable to the Commission:

                                           $0.00

         (iv) Total available redemption credits [add Items
   5(ii) and 5(iii)]:

                                           $(4,981,368)

        (v)   Net sales ---- if Item 5(i) is greater than
   Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                           0.00

        (vi) Redemption credits available for use in future years

                                           0.00

                 ---- if Item 5(i) is less than Item 5(iv)
   [subtract Item 5(iv) from Item 5(i)]:

                         $(3,802,533)

      (vii)   Multiplier for determining registration fee (See
   Instruction C9):
                                           X.000278

     (viii)    Registration fee due [multiply Item 5(v) by
   Item 5(vii)
                 (Enter "0" if no fee is due):

                                           = $   0.00
   ________________________________________________________


   6.   Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: None. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                      None

   ________________________________________________________


   7. Interest due ---- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See
   Instruction D):
                                      +$0.00

   _________________________________________________________

   8.   Total of the amount of the registration fee due plus
   any interest due (line 5(viii) plus line 7):
                            =         $ 0.00
   __________________________________________________________


   9. Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository:


             Method of Delivery:
                            [X]  Wire Transfer
                            [ ]  Mail or other means
   ________________________________________________________

   SIGNATURES
   This report has been signed below by the following persons on behalf of the issuer and in the capacities and the dates indicated.

   By (Signature and Title):


    /s/Scott L. Robinson
   Scott L. Robinson
   Senior Vice President

   Date:  November 30, 1999